Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

3. Property and Equipment, Net

Property and equipment, net consisted of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
	(unaudited)
Computer equipment	$866,459	$866,459
Website development	3,076,323	3,076,323
Furniture and fixtures	47,463	47,463
Total property and equipment	3,990,245	3,990,245
Less: Accumulated depreciation	(3,783,248)	(3,734,468)
Total property and equipment, net	$206,997	$255,777

Depreciation expense for the three months ended March 31, 2021 was $48,780 as compared to $88,860 for the three months ended March 31, 2020.

4. Property and Equipment, Net

Property and equipment, net consisted of the following for the periods presented:

	December 31,
	2020	2019
Computer equipment	$866,459	$3,706,017
Website development	3,076,323	3,076,323
Furniture and fixtures	47,463	89,027
Leasehold improvements	—	32,726
Total property and equipment	3,990,245	6,904,093
Less: Accumulated depreciation	(3,734,468)	(6,284,034)
Total property and equipment, net	$255,777	$620,059

Depreciation expense, which includes amortization of website development costs, for the years ended December 31, 2020 and 2019 was $325,044 and $349,082, respectively.

Loss on disposal of property and equipment for the years ended December 31, 2020 and 2019 was $39,238 and $0, respectively, as a result from the termination of one of our office leases.